Digital Assets - Schedule of Additional Information About Digital Assets (Details) - BTC [Member] - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Schedule of Additional Information BTC [Line Items]
Opening balance
Purchases of BTC		630,300
Purchases of BTC from exchange of USDT		636,300
Changes in fair value of BTC	$ 19,000	19,000
Ending balance	$ 1,285,600	$ 1,285,600